Intangible Asset - Schedule of Intangible Asset (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, gross		$ 5,235,515
Less: accumulated amortization		(567,181)
Intangible assets, net		$ 4,668,334
Customer Relationship [Member]
Intangible assets, useful life	5 years